Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Investment in subsidiaries	¥ 45,921,022	¥ 22,430,461
Total assets	45,921,022	22,430,461
LIABILITIES
Investment in subsidiaries
Total liabilities
Shareholders’ equity
Subscription receivable	(725)	(725)
Additional paid-in capital	185,821,560	31,500,000
Accumulated deficit	(139,900,813)	(9,069,539)
Total shareholders’ equity	45,921,022	22,430,461
TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	45,921,022	22,430,461
Class A ordinary shares [Member]
Shareholders’ equity
Ordinary shares, value	906	631
Class B ordinary shares [Member]
Shareholders’ equity
Ordinary shares, value	¥ 94	¥ 94